Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
Minimum future annual rents

2012	$454,695
2013	439,836
2014	422,577
2015	407,459
2016	392,067
Thereafter	3,105,365

Total	$5,221,999